Cash generated from/(used in) operations (Details) - GBP (£) £ in Thousands	3 Months Ended		6 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Cash generated from/(used in) operations
Profit before income tax	£ 68,171	£ 51,745	£ 41,096	£ 54,274
Depreciation	3,663	3,626	7,449	7,268
Amortization	32,459	31,257	64,002	63,444
(Profit)/loss on disposal of intangible assets	(14,278)	715	(1,683)	(11,302)
Net finance income	(19,702)	(15,258)	(19,723)	(6,820)
Non-cash employee benefit expense - equity-settled share-based payments	488	227	1,753	365
Foreign exchange losses/(gains) on operating activities	50	87	1,174	(286)
Reclassified from hedging reserve	114	2,957	(412)	5,811
Changes in working capital:
Inventories	750	129	(606)	(405)
Prepayments	3,519	2,171	(9,908)	(181)
Contract assets - accrued revenue	(38,920)	(38,165)	(19,829)	(38,566)
Trade receivables	9,950	6,160	63,256	8,504
Other receivables	67	14,655	(132)	574
Contract liabilities - deferred revenue	(41,234)	(66,449)	(39,114)	(56,318)
Trade and other payables	(2,997)	(7,690)	(12,813)	(44,801)
Cash generated from/(used in) operations	£ 2,100	£ (13,833)	£ 74,510	£ (18,439)